Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Jun. 26, 2014
Document Effective Date	Jun. 28, 2014
Prospectus Date	Jun. 28, 2014
MFS® Diversified Income Fund | A
Risk/Return:
Trading Symbol	DIFAX
MFS® Diversified Income Fund | C
Risk/Return:
Trading Symbol	DIFCX
MFS® Diversified Income Fund | I
Risk/Return:
Trading Symbol	DIFIX
MFS® Diversified Income Fund | R1
Risk/Return:
Trading Symbol	DIFDX
MFS® Diversified Income Fund | R2
Risk/Return:
Trading Symbol	DIFEX
MFS® Diversified Income Fund | R3
Risk/Return:
Trading Symbol	DIFFX
MFS® Diversified Income Fund | R4
Risk/Return:
Trading Symbol	DIFGX
MFS® Diversified Income Fund | R5
Risk/Return:
Trading Symbol	DIFHX
MFS® Global Real Estate Fund | A
Risk/Return:
Trading Symbol	MGLAX
MFS® Global Real Estate Fund | I
Risk/Return:
Trading Symbol	MGLIX
MFS® Global Real Estate Fund | R5
Risk/Return:
Trading Symbol	MGLRX
MFS® Government Securities Fund | I
Risk/Return:
Trading Symbol	MGSIX
MFS® Government Securities Fund | A
Risk/Return:
Trading Symbol	MFGSX
MFS® Government Securities Fund | R4
Risk/Return:
Trading Symbol	MFGJX
MFS® Government Securities Fund | B
Risk/Return:
Trading Symbol	MFGBX
MFS® Government Securities Fund | C
Risk/Return:
Trading Symbol	MFGDX
MFS® Government Securities Fund | R1
Risk/Return:
Trading Symbol	MFGGX
MFS® Government Securities Fund | R2
Risk/Return:
Trading Symbol	MGVSX
MFS® Government Securities Fund | R3
Risk/Return:
Trading Symbol	MFGHX
MFS® Government Securities Fund | R5
Risk/Return:
Trading Symbol	MFGKX
MFS® New Discovery Value Fund | A
Risk/Return:
Trading Symbol	NDVAX
MFS® New Discovery Value Fund | B
Risk/Return:
Trading Symbol	NDVBX
MFS® New Discovery Value Fund | C
Risk/Return:
Trading Symbol	NDVCX
MFS® New Discovery Value Fund | I
Risk/Return:
Trading Symbol	NDVIX
MFS® New Discovery Value Fund | R1
Risk/Return:
Trading Symbol	NDVRX
MFS® New Discovery Value Fund | R2
Risk/Return:
Trading Symbol	NDVSX
MFS® New Discovery Value Fund | R3
Risk/Return:
Trading Symbol	NDVTX
MFS® New Discovery Value Fund | R4
Risk/Return:
Trading Symbol	NDVUX
MFS® New Discovery Value Fund | R5
Risk/Return:
Trading Symbol	NDVVX